Income taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income taxes

9	Income taxes

Cayman Islands and British Virgin Islands

The Company is incorporated in the Cayman Islands, and Ryde BVI, RCS (BVI) Ltd and RGT (BVI) Ltd are incorporated in the British Virgin Islands. These jurisdictions currently levy no tax on the profits, income or gains of these companies; accordingly, they do not accrue for income taxes.

Singapore

Ryde Technologies Pte. Ltd. and Meili Technologies Pte. Ltd. are incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Malaysia

Meili Technologies (M) Sdn. Bhd. is subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, if the Company has a paid-up capital of MYR 2.5 million or less, and gross income from business of not more than MYR 50 million, the tax rates will be 15% on the first MYR 150,000, 17% on amount between MYR150,001 to MYR600,000, and 24% on amount exceeding MYR 600,000.

The income tax expense was nil for the six months ended June 30, 2026 and the income tax benefit was S$32,000 for the six months ended June 30, 2025. The benefit for the six months ended June 30, 2025 arose from the release of a deferred tax liability recognized in prior years on the acquisition of Meili Technologies Pte. Ltd., and there was no current income tax in either period.

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

9	Income taxes (continued)

A reconciliation between the Group’s actual provision for income tax and the provision at the respective statutory rate was as follows:

	For the six months ended June 30,
	2025	2026	2026
	S$’000	S$’000	US$’000

Loss before income taxes	(4,844)	(13,421)	(10,371)

Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	(233)	(183)	(141)
Reconciling items:
Non-deductible expenses	51	55	42
Government grant not subject to tax	(3)	(4)	(3)
Valuation allowance for tax losses	173	190	147
Share of results of a joint venture and other consolidation adjustments not subject to tax	-	(81)	(63)
Over-provision of deferred tax in respect of prior years	(32)	-	-
Others	12	23	18
Tax charge	(32)	-	-

Significant components of the Company’s deferred tax balances as of June 30, 2026 and December 31, 2025 are as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000
Deferred tax assets
Tax losses carry forwards	3,345	3,535	2,731
Less: Valuation allowance	(3,345)	(3,535)	(2,731)
Total deferred tax assets	-	-	-

The tax losses carry forwards is available for offsetting against future taxable profits for which no deferred tax asset is recognized due to uncertainty of its recoverability. The realization of the future income tax benefits from the tax losses carry forwards is available for an unlimited future period subject to the compliance with certain provisions of the tax legislations of the countries in which the group companies operate.

As of June 30, 2026, the open tax year for the Company’s entities in Singapore and Malaysia is the tax year 2026.

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS